ADVANCED SERIES TRUST

AST Neuberger Berman Core Bond Portfolio

AST Neuberger Berman Mid-Cap Growth Portfolio

AST T. Rowe Price Equity Income Portfolio

AST FI Pyramis Asset Allocation Portfolio

AST Franklin Templeton Founding Funds Allocation Portfolio

AST Franklin Templeton Founding Funds Plus Portfolio

AST Schroders Multi-Asset World Strategies Portfolio

Supplement dated October 6, 2015
to the Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust and the series thereof, the Portfolios) and should be retained for future reference. The Portfolios referenced herein may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and the SAI.

I.	AST Neuberger Berman Core Bond Portfolio: Reorganization

At a meeting of the shareholders of the AST Neuberger Berman Core Bond Portfolio, a series of the Trust (the NB Core Target Fund), held on October 5, 2015, shareholders approved the reorganization of the NB Core Target Fund described below.

Target Fund	Acquiring Fund
AST Neuberger Berman Core Bond Portfolio of Advanced Series Trust	AST Lord Abbett Core Fixed-Income Portfolio of Advanced Series Trust

Pursuant to this reorganization, the assets and liabilities of the NB Core Target Fund will be exchanged for shares of the AST Lord Abbett Core Fixed-Income Portfolio, also a series of the Trust (the LA Core Acquiring Fund), and shareholders of the NB Core Target Fund will become shareholders of the LA Core Acquiring Fund. No sales charges will be imposed in connection with the reorganization. The LA Core Acquiring Fund shares to be received by NB Core Target Fund shareholders in the reorganization will be equal in value to the NB Core Target Fund shares held by such shareholders immediately prior to the reorganization.

The reorganization transaction is expected to be completed as of the close of business on October 19, 2015.

II.	AST Neuberger Berman Mid-Cap Growth Portfolio: Reorganization

At a meeting of the shareholders of the AST Neuberger Berman Mid-Cap Growth Portfolio, a series of the Trust (the NB Mid-Cap Target Fund), held on October 5, 2015, shareholders approved the reorganization of the NB Mid-Cap Target Fund described below.

Target Fund	Acquiring Fund
AST Neuberger Berman Mid-Cap Growth Portfolio of Advanced Series Trust	AST Goldman Sachs Mid-Cap Growth Portfolio of Advanced Series Trust

Pursuant to this reorganization, the assets and liabilities of the NB Mid-Cap Target Fund will be exchanged for shares of the AST Goldman Sachs Mid-Cap Growth Portfolio, also a series of the Trust (the GS Mid-Cap Acquiring Fund), and shareholders of the NB Mid-Cap Target Fund will become shareholders of the GS Mid-Cap Acquiring Fund. No sales charges will be imposed in connection with the reorganization. The GS Mid-Cap Acquiring Fund shares to be received by NB Mid-Cap Target Fund shareholders in the reorganization will be equal in value to the NB Mid-Cap Target Fund shares held by such shareholders immediately prior to the reorganization.

The reorganization transaction is expected to be completed as of the close of business on October 19, 2015.

III.	AST T. Rowe Price Equity Income Portfolio: Reorganization

At a meeting of the shareholders of the AST T. Rowe Price Equity Income Portfolio, a series of the Trust (the TRP Target Fund), held on October 5, 2015, shareholders approved the reorganization of the TRP Target Fund described below.

Target Fund	Acquiring Fund
AST T. Rowe Price Equity Income Portfolio of Advanced Series Trust	AST Goldman Sachs Large-Cap Value Portfolio of Advanced Series Trust

Pursuant to this reorganization, the assets and liabilities of the TRP Target Fund will be exchanged for shares of the AST Goldman Sachs Large-Cap Value Portfolio, also a series of the Trust (the GS Large-Cap Acquiring Fund), and shareholders of the TRP Target Fund will become shareholders of the GS Large-Cap Acquiring Fund. No sales charges will be imposed in connection with the reorganization. The GS Large-Cap Acquiring Fund shares to be received by TRP Target Fund shareholders in the reorganization will be equal in value to the TRP Target Fund shares held by such shareholders immediately prior to the reorganization.

The reorganization transaction is expected to be completed as of the close of business on October 19, 2015.

IV.	AST FI Pyramis Asset Allocation Portfolio: Reorganization

At a meeting of the shareholders of the AST FI Pyramis Asset Allocation Portfolio, a series of the Trust (the Pyramis Target Fund), held on October 5, 2015, shareholders approved the reorganization of the Pyramis Target Fund described below.

Target Fund	Acquiring Fund
AST FI Pyramis Asset Allocation Portfolio of Advanced Series Trust	AST T. Rowe Price Asset Allocation Portfolio of Advanced Series Trust

Pursuant to this reorganization, the assets and liabilities of the Pyramis Target Fund will be exchanged for shares of the AST T. Rowe Price Asset Allocation Portfolio, also a series of the Trust (the TRP Acquiring Fund), and shareholders of the Pyramis Target Fund will become shareholders of the TRP Acquiring Fund. No sales charges will be imposed in connection with the reorganization. The TRP Acquiring Fund shares to be received by Pyramis Target Fund shareholders in the reorganization will be equal in value to the Pyramis Target Fund shares held by such shareholders immediately prior to the reorganization.

The reorganization transaction is expected to be completed as of the close of business on October 19, 2015.

V.	AST Franklin Templeton Founding Funds Allocation Portfolio: Reorganization

At a meeting of the shareholders of the AST Franklin Templeton Founding Funds Allocation Portfolio, a series of the Trust (the Franklin Founding Target Fund), held on October 5, 2015, shareholders approved the reorganization of the Franklin Founding Target Fund described below.

Target Fund	Acquiring Fund
AST Franklin Templeton Founding Funds Allocation Portfolio of Advanced Series Trust	AST Prudential Growth Allocation Portfolio of Advanced Series Trust

Pursuant to this reorganization, the assets and liabilities of the Franklin Founding Target Fund will be exchanged for shares of the AST Prudential Growth Allocation Portfolio, also a series of the Trust (the Growth Allocation Acquiring Fund), and shareholders of the Franklin Founding Target Fund will become shareholders of the Growth Allocation Acquiring Fund. No sales charges will be imposed in connection with the reorganization. The Growth Allocation Acquiring Fund shares to be received by Franklin Founding Target Fund shareholders in the reorganization will be equal in value to the Franklin Founding Target Fund shares held by such shareholders immediately prior to the reorganization.

The reorganization transaction is expected to be completed as of the close of business on October 19, 2015.

VI.	AST Franklin Templeton Founding Funds Plus Portfolio: Reorganization

At a meeting of the shareholders of the AST Franklin Templeton Founding Funds Plus Portfolio, a series of the Trust (the Franklin Plus Target Fund), held on October 5, 2015, shareholders approved the reorganization of the Franklin Plus Target Fund described below.

Target Fund	Acquiring Fund
AST Franklin Templeton Founding Funds Plus Portfolio of Advanced Series Trust	AST RCM World Trends Portfolio of Advanced Series Trust

Pursuant to this reorganization, the assets and liabilities of the Franklin Plus Target Fund will be exchanged for shares of the AST RCM World Trends Portfolio, also a series of the Trust (the RCM World Acquiring Fund), and shareholders of the Franklin Plus Target Fund will become shareholders of the RCM World Acquiring Fund. No sales charges will be imposed in connection with the reorganization. The RCM World Acquiring Fund shares to be received by Franklin Plus Target Fund shareholders in the reorganization will be equal in value to the Franklin Plus Target Fund shares held by such shareholders immediately prior to the reorganization.

The reorganization transaction is expected to be completed as of the close of business on October 19, 2015.

VII.	AST Schroders Multi-Asset World Strategies Portfolio: Reorganization

At a meeting of the shareholders of the AST Schroders Multi-Asset World Strategies Portfolio, a series of the Trust (the Schroders MAWS Target Fund), held on October 5, 2015, shareholders approved the reorganization of the Schroders MAWS Target Fund described below.

Target Fund	Acquiring Fund
AST Schroders Multi-Asset World Strategies Portfolio of Advanced Series Trust	AST Schroders Global Tactical Portfolio of Advanced Series Trust

Pursuant to this reorganization, the assets and liabilities of the Schroders MAWS Target Fund will be exchanged for shares of the AST Schroders Global Tactical Portfolio, also a series of the Trust (the Schroders Global Acquiring Fund), and shareholders of the Schroders MAWS Target Fund will become shareholders of the Schroders Global Acquiring Fund. No sales charges will be imposed in connection with the reorganization. The Schroders Global Acquiring Fund shares to be received by Schroders MAWS Target Fund shareholders in the reorganization will be equal in value to the Schroders MAWS Target Fund shares held by such shareholders immediately prior to the reorganization.

The reorganization transaction is expected to be completed as of the close of business on October 19, 2015.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP5